Income Taxes - Aggregate Current and Deferred Income Tax Charged to Equity (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Abstract]
Net impact related to cash flow hedges	$ (14)	$ 53
Net impact related to hedges of foreign operations	1	(4)
Net impact related to net actuarial gains	1	3
Income tax (recovery) expense reported in equity	$ (12)	$ 52